Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	February 2014
Distribution Date	03/17/14
Transaction Month	29
30/360 Days	30
Actual/360 Days	27

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		September 16, 2011
Closing Date:		October 5, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:		$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%		October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%		July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%		December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%		February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$94,605,319.45	0.3503901	$79,280,235.52	0.2936305	$15,325,083.93
Class A-4 Notes	$189,260,000.00	1.0000000	$189,260,000.00	1.0000000	$-
Total Securities	$283,865,319.45	0.2826612	$268,540,235.52	0.2674011	$15,325,083.93

Weighted Avg. Coupon (WAC)	4.53%		4.55%
Weighted Avg. Remaining Maturity (WARM)	31.09		30.36
Pool Receivables Balance	$319,373,686.05		$301,703,513.21
Remaining Number of Receivables	36,559		35,483

Adjusted Pool Balance	$314,617,900.01		$297,301,421.00

III. COLLECTIONS

Principal:
Principal Collections	$17,394,090.73
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$325,864.06
Total Principal Collections	$17,719,954.79

Interest:
Interest Collections	$1,182,037.09
Late Fees & Other Charges	$35,359.86
Interest on Repurchase Principal	$-
Total Interest Collections	$1,217,396.95

Collection Account Interest	$599.70
Reserve Account Interest	$192.76
Servicer Advances	$-

Total Collections	$18,938,144.20

1 of 3

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	February 2014
Distribution Date	03/17/14
Transaction Month	29
30/360 Days	30
Actual/360 Days	27

IV. DISTRIBUTIONS

Total Collections					$18,938,144.20
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$18,938,144.20
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$266,144.74	$-	$266,144.74	$266,144.74
Collection Account Interest					$599.70
Late Fees & Other Charges					$35,359.86
Total due to Servicer					$302,104.30

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$65,435.35		$65,435.35
Class A-4 Notes		$205,031.67		$205,031.67

Total interest:		$270,467.02		$270,467.02	$270,467.02

Available Funds Remaining:					$18,365,572.88

3. Principal Distribution Amount:					$15,325,083.93

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$15,325,083.93
Class A-4 Notes				$-
Class A Notes Total:		15,325,083.93		$15,325,083.93
Total Noteholders Principal				$15,325,083.93

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					3,040,488.95

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$4,755,786.04
Beginning Period Amount	$4,755,786.04
Current Period Amortization	$353,693.83
Ending Period Required Amount	$4,402,092.21
Ending Period Amount	$4,402,092.21
Next Distribution Date Required Amount	$4,069,580.01

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$30,752,580.56	$28,761,185.47	$28,761,185.47
Overcollateralization as a % of Adjusted Pool		9.77%	9.67%	9.67%

2 of 3

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	February 2014
Distribution Date	03/17/14
Transaction Month	29
30/360 Days	30
Actual/360 Days	27

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.77%	35,046	98.25%	$296,413,767.53
30 - 60 Days	0.98%	347	1.39%	$4,198,652.19
61 - 90 Days	0.20%	70	0.27%	$827,237.03
91 + Days	0.06%	20	0.09%	$263,856.46
		35,483		$301,703,513.21
Total
Delinquent Receivables 61 + days past due	0.25%	90	0.36%	$1,091,093.49
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.25%	92	0.37%	$1,171,950.58
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.38%	144	0.56%	$1,891,395.74
Three-Month Average Delinquency Ratio	0.30%		0.43%

Repossession in Current Period		13		$175,743.64
Repossession Inventory		31		$82,658.88

Charge-Offs
Gross Principal of Charge-Off for Current Period				$276,082.11
Recoveries				$(325,864.06)
Net Charge-offs for Current Period				$(49,781.95)

Beginning Pool Balance for Current Period				$319,373,686.05

Net Loss Ratio				-0.19%
Net Loss Ratio for 1st Preceding Collection Period				0.80%
Net Loss Ratio for 2nd Preceding Collection Period				0.52%
Three-Month Average Net Loss Ratio for Current Period				0.38%

Cumulative Net Losses for All Periods				$6,841,032.06
Cumulative Net Losses as a % of Initial Pool Balance				0.62%

Principal Balance of Extensions				$1,207,720.06
Number of Extensions				91

The undersigned hereby certifies that the foregoing information is complete and that no Servicer Termination Event has occurred.

HYUNDAI CAPITAL AMERICA, AS SERVICER

By:
Name:	Sukjin Oh
Title:	Treasurer
Date:	3/10/2014

3 of 3